Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Cash flows from operating activities:
Net Income (loss)	$ 902,531	$ 1,020,761	$ (1,641,087)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	179,207	195,239	164,942
Non-cash lease expense	134,137	246,010	201,751
Loss from disposal of property and equipment	4,043		9,816
Provision for doubtful accounts	400,876	136,805	(68,359)
Provision for investments in unconsolidated entity			261,574
Interest income	(50,155)	(68,151)	(89,736)
Deferred tax expense (benefit)	(36,670)	(333,045)	111,757
Changes in operating assets and liabilities:
Accounts receivable	(132,914)	(1,422,278)	1,231,955
Other receivable	(95,273)	20,902	(70,214)
Other current assets	51,982	16,670	(11,010)
Long-term rent deposit	9,173	(80,245)	(78,139)
Deferred revenue	(296,570)	2,406,401	954,315
Taxes payable	244,627	359,779	12,600
Other payable	76,219	(82,135)	102,091
Operating lease liabilities	(140,783)	(251,795)	(183,756)
Accrued expenses and other liabilities	(175,255)	163,222	29,018
Net cash provided by (used in) operating activities	1,075,175	2,328,140	937,518
Cash flows from investing activities:
Purchase of property and equipment	(34,996)	(74,236)	(75,041)
Proceeds from disposal of property and equipment			83
Proceeds from loans to third parties	6,856
Payments made for loans to third parties		(28,894)	(42,316)
Payments made for loans to a related party	(1,650,000)	2,458,553	(2,501,825)
Net cash provided by (used in) investing activities	(1,678,140)	2,355,423	(2,619,099)
Cash flows from financing activities:
Changes in due to related parties	(17,657)	11,312	29,721
Net proceeds from initial public offering (“IPO”)			4,821,472
Net cash provided by financing activities	(17,657)	11,312	4,851,193
Effect of exchange rate fluctuation on cash	330,052	525,249	(263,439)
Net increase (decrease) in cash	(290,570)	5,220,124	2,906,173
Cash at beginning of the year	12,054,015	6,833,891	3,927,718
Cash at end of the year	11,763,445	12,054,015	6,833,891
Supplemental cash flow information
Cash paid for income taxes	13,719	174,056	91,524
Non-cash investing activities
Right of use assets obtained in exchange for operating lease obligations	$ 837,146	$ 805,546	$ 816,057